INTERIM CONDENSED CONSOLIDATED STATEMENTS OF PROFIT OR LOSS AND OTHER COMPREHENSIVE INCOME (UNAUDITED) - CAD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021
Profit or loss [abstract]
Revenues	$ 23,821	$ 11,112	$ 47,390	$ 19,879
Cost of revenues	18,208	10,510	35,423	14,650
Gross profit before fair value adjustments	5,613	602	11,967	5,229
Fair value adjustments:
Unrealized change in fair value of biological assets	56	2,018	1,135	4,361
Realized fair value adjustments on inventory sold in the period	(1,654)	(3,188)	(2,517)	(5,130)
Total fair value adjustments	(1,598)	(1,170)	(1,382)	(769)
Gross profit (loss)	4,015	(568)	10,585	4,460
General and administrative expenses	11,184	7,475	20,226	12,388
Selling and marketing expenses	5,026	1,301	8,746	2,491
Restructuring expenses	5,415	0	9,162	0
Share-based compensation	1,048	1,373	2,658	2,003
Total operating expenses	22,673	10,149	40,792	16,882
Operating loss	(18,658)	(10,717)	(30,207)	(12,422)
Finance income	3,206	6,208	6,097	13,434
Finance expense	(4,591)	(543)	(6,927)	(846)
Finance income (expenses), net	(1,385)	5,665	(830)	12,588
Loss from disposal of investment	(114)	0	(114)	0
Income (loss) before income taxes	(20,157)	(5,052)	(31,151)	166
Income tax expense (benefit)	(1,179)	37	(1,432)	540
Net Loss	(18,978)	(5,089)	(29,719)	(374)
Other comprehensive income (loss) that will not be reclassified to profit or loss in subsequent periods:
Exchange differences on translation to presentation currency	(1,150)	152	(2,942)	(1,238)
Other comprehensive income that will be reclassified to profit or loss in subsequent periods:
Adjustments arising from translating financial statements of foreign operation	345	27	1,203	259
Total other comprehensive income (loss)	(805)	179	(1,739)	(979)
Total comprehensive loss	(19,783)	(4,910)	(31,458)	(1,353)
Net loss attributable to:
Equity holders of the Company	(18,665)	(4,630)	(28,117)	(125)
Non-controlling interests	(313)	(459)	(1,602)	(249)
Net loss	(18,978)	(5,089)	(29,719)	(374)
Total comprehensive loss attributable to:
Equity holders of the Company	(19,437)	(4,459)	(29,727)	(1,123)
Non-controlling interests	(346)	(451)	(1,731)	(230)
Total comprehensive loss	$ (19,783)	$ (4,910)	$ (31,458)	$ (1,353)
Loss per share attributable to equity holders of the Company:
Basic loss per share (in CAD)	$ (0.27)	$ (0.1)	$ (0.4)	$ 0
Diluted loss per share (in CAD)	$ (0.3)	$ (0.23)	$ (0.47)	$ (0.28)